SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.    SHARE-BASED COMPENSATION:

On February 23, 2021, the Company approved the 2021 Equity Incentive Plan (“2021 Plan”), in which a maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 2,275,000 shares. Subject to the adjustment provisions of the 2021 Plan, the number of shares of the Company’s common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning with 2022 fiscal year and ending on the Company’s 2031 fiscal year in an amount equal to the least of: 1) 2,275,000 shares of the Company’s common stock; 2) four percent (4%) of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year; or 3) such number of shares of the Company’s common stock as the administrator may determine.

As of January 1, 2021, there were 1,810,749 SmartKem Limited options that were outstanding. Of these options 1,424,622 were accelerated and exercised by the holders thereof for a like number of ordinary shares of SmartKem Limited and exchanged for shares of the Company’s common stock pursuant to the Exchange. As a result of the reverse merger and recapitalization, an aggregate of 402,586 options were issued during February 2021 under the 2021 Plan in consideration for the cancellation of the SmartKem Limited options that were outstanding. Of these options, 336,557 had an exercise price of $0.001 per share and 66,029 had an exercise price of $2.00 per share and all expire on the ten-year anniversary of the grant date. These options were fully vested on the grant date.

During the year ended December 31, 2022, the Company issued additional options exercisable for 918,000 shares of common stock to employees, directors and consultants. The options vest over a period of three or four years, have an exercise price of $2.00 per share and expire on the ten-year anniversary of the grant date.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common shares, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involves inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards. Options granted under the 2021 Plan for year ended December 31, 2022, and December 31, 2021, were valued using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Expected term (years)	6 years - 6.3 years	5 years - 6 years
Risk-free interest rate	3.1% - 3.6%	0.3% - 1.2%
Expected volatility	64%	54% - 58%
Expected dividend yield	0%	0%

Prior to February 2022, in the absence of a public trading market for the common stock, on each grant date, the Company developed an estimate of the fair value of the shares of common stock underlying the option grants. The Company estimated the fair value of the shares of common stock by referencing arms-length transactions inclusive of the shares of common stock underlying which occurred on or near the valuation date(s). The Company determined the fair value of the common stock using methodologies, approaches and assumptions consistent with the AICPA Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation and based in part on input from an independent third-party valuation firm. From February 2022, the Company’s common stock is publicly traded, and the Company no longer has to estimate the fair value of the shares of common stock, rather the value is determined based on quoted market prices.

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The contractual term is 10 years, and the expected option term is lower.

The following table reflects share activity under the option plans for the years ended December 31, 2022, and 2021:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2021	1,810,749	$0.06143	9.70	$3.46867
Exercised	(1,424,622)	0.01447
Cancelled	(405,936)	0.06452
Forfeited	(136,221)	0.00100
Granted	2,109,912	1.68113
Options outstanding at December 31, 2021	1,953,882	$1.72323	9.31	$1.12355
Exercised	—	—
Cancelled	—	—
Forfeited	(42,126)	2.00000
Granted	918,000	2.00000
Options outstanding at December 31, 2022	2,829,756	$1.80889	8.77	$0.98273
Options exercisable at December 31, 2022	986,636	$1.45189	8.26		$162
Vested and expected to vest after December 31, 2022	2,829,756	$1.80889	8.77

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of our common stock at the end of the year for those options that had exercise prices lower than the fair value of our common stock.

No options were exercised in the year end December 31, 2022. The aggregate intrinsic value of options exercised during the year ended December 31, 2021, was $2.4 million. The total fair value of options vesting in the year ended December 31, 2022 was $690 thousand. The total fair value of options vesting in the year ended December 31, 2021 was $6.6 million.

The weighted-average grant date fair value per option granted for the year ended December 31, 2022 and 2021 was $0.68. and $1.14 respectively.

Stock-based compensation, including stock options is included in the consolidated statements of operations as follows:

	For the Year Ended December 31,
	2022	2021
Research and development	$216	$2,982
Selling, general and administrative	272	3,214
Total	$488	$6,196

As of December 31, 2022, there was $1.4 million of compensation cost related to non-vested stock option awards not yet recognized that will be recognized on a straight-line basis through the end of the vesting periods in July 2026. The amount of future stock option compensation expense could be affected by any future option grants or by any forfeitures.